Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000005443 | Top10HoldingAgilent TechnologiesBNY-00846U101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005443 | Top10HoldingKeysight TechnologiesBNY-49338L103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005443 | Top10HoldingMettler-Toledo InternationalBNY-592688105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005443 | Top10HoldingTeradyneBNY-880770102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005443 | Top10HoldingMACOM Technology Solutions HoldingsBNY-55405Y100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005443 | Top10HoldingDatadogBNY-23804L103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005443 | Top10HoldingYum! BrandsBNY-988498101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005443 | Top10HoldingBurlington StoresBNY-122017106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005443 | Top10HoldingLattice SemiconductorBNY-518415104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005443 | Top10HoldingAssurantBNY-04621X108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005443 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000005443 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000005443 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000005443 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000005443 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000005443 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000005443 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005443 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005443 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005443 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005444 | Top10HoldingAgilent TechnologiesBNY-00846U101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005444 | Top10HoldingKeysight TechnologiesBNY-49338L103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005444 | Top10HoldingMettler-Toledo InternationalBNY-592688105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005444 | Top10HoldingTeradyneBNY-880770102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005444 | Top10HoldingMACOM Technology Solutions HoldingsBNY-55405Y100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005444 | Top10HoldingDatadogBNY-23804L103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005444 | Top10HoldingYum! BrandsBNY-988498101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005444 | Top10HoldingBurlington StoresBNY-122017106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005444 | Top10HoldingLattice SemiconductorBNY-518415104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005444 | Top10HoldingAssurantBNY-04621X108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005444 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000005444 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000005444 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000005444 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000005444 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000005444 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000005444 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005444 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005444 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005444 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.10%